Organization and Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Basic common shares outstanding (in shares)	430.8	438.4	445.1
Dilutive effect of stock awards (in shares)	1.3	1.2	0.5
Diluted common shares outstanding (in shares)	432.1	439.6	445.6